SHARE-BASED COMPENSATION - Schedule of Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Share-Based Payment Arrangement [Abstract]
Total share-based compensation expense included in Net income	$ 1,913,051	$ 1,679,789	$ 1,342,951
Income tax benefit related to share-based compensation included in Net income	$ 585,767	$ 680,335	$ 486,980